EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2016
Earnings per share:
Schedule of earnings per share

The following tables summarize earnings per share and the shares utilized in the computations for the twelve months ended December 31, 2016 and 2015, respectively:

	Net Income Available to Common Shareholders	Weighted Average Common Shares	Per Share Amount
Dollars in thousands, except per share data
December 31, 2016
Basic earnings per common share	$1,119	4,649,405	$0.24
Effect of dilutive securities	—	48,360
Effect of dilutive stock warrants	—	—
Diluted earnings per common share	$1,119	4,697,765	$0.24

December 31, 2015
Basic earnings per common share	$824	4,645,408	$0.18
Effect of dilutive securities	—	40,406
Effect of dilutive stock warrants	—	—
Diluted earnings per common share	$824	4,685,814	$0.18